Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	001-36751
Entity Registrant Name	OCUGEN, INC.
Entity Central Index Key	0001372299
Entity Tax Identification Number	04-3522315
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11 Great Valley Parkway
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	484
Local Phone Number	328-4701
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	OCGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false